Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 483,345	$ 2,600	$ 4,800	$ 10,660
Gross profit			2,400	5,341
Operating cost and expenses:
Cost of sales	798,381	1,300	2,400	5,319
Selling, general, and administrative expenses	1,382,933	679,531	3,578,562	2,407,868
Depreciation and amortization expense	2,157	1,073
Total operating costs and expenses	2,183,471	681,904
Operating loss	(1,700,126)	(679,304)
Interest expense	147,562
Foreign currency gain	(24,255)
Total other expenses	123,307
Loss before provision for income taxes			(3,576,162)	(2,402,549)
Provision for income taxes
Net loss	$ (1,823,433)	$ (679,304)	$ (3,576,162)	$ (2,402,549)
Loss per share:
Basic and diluted	$ (0.46)	$ (0.61)	$ (2.03)	$ (2.28)
Weighted average number of common shares outstanding-basic and diluted	3,987,746	1,117,316	1,758,237	1,054,213